General (Details)		Dec. 31, 2018	Dec. 31, 2017
Matrix [Member]
Disclosure Of Information About Investees [Line Items]
Percentage of ownership		49.21%	49.50%
Magic [Member]
Disclosure Of Information About Investees [Line Items]
Percentage of ownership		45.21%	47.12%
Sapiens [Member]
Disclosure Of Information About Investees [Line Items]
Percentage of ownership		48.08%	48.12%
Insync [Member]
Disclosure Of Information About Investees [Line Items]
Percentage of ownership		90.09%	90.09%
Michpal [Member]
Disclosure Of Information About Investees [Line Items]
Percentage of ownership	[1]	100.00%	100.00%
TSG [Member]
Disclosure Of Information About Investees [Line Items]
Percentage of ownership	[2]	50.00%	50.00%

[1]	Michpal's results of operations are consolidated in the Company's results of operations commencing January 1, 2017.
[2]	TSG's results of operations are reflected in the Company's results of operations using the equity method of accounting commencing May 9, 2016.